Stock-Based Compensation Plans - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 4,100	$ 3,498	$ 1,442	$ 7,336	$ 7,678	$ 2,319
Operations, product and technology
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		1,350	714	3,739	3,877	1,187
Marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		437	174	1,067	1,018	204
Sales, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		$ 1,711	$ 554	$ 2,530	$ 2,783	$ 928